TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Current taxes	$ 153	$ 29	$ 35
Deferred taxes	41	25	400
Taxes on income, net, as reported in the statements of operations	194	54	435
Foreign	57	45	64
Domestic	$ 137	$ 9	$ 371